Financial Instrument Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	$ 2,631,758
Loss On Derivative Instruments Pretax	1,410,603
Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	299,598
Loss On Derivative Instruments Pretax	176,689
SERIES A | Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	975,717
Loss On Derivative Instruments Pretax	542,263
SERIES A | Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	89,246
Loss On Derivative Instruments Pretax	62,254
SERIES B | Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,656,041
Loss On Derivative Instruments Pretax	868,340
SERIES B | Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	210,352
Loss On Derivative Instruments Pretax	$ 114,435